Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 404,618	$ 62,010	¥ 88,141
Restricted cash (including amounts of the consolidated VIE of RMB 161,186 thousand and RMB 217,950 thousand as of December 31, 2019 and 2020, respectively)	324,330	49,706	161,186
Contract assets	216	33
Accounts receivable, net of allowance for doubtful accounts	232,589	35,646	180,393
Insurance premium receivables (including amounts of the consolidated VIE of RMB 2,329 thousand and RMB 1,974 thousand as of December 31, 2019 and 2020, respectively)	1,974	303	2,329
Amounts due from related parties	251	38	280
Prepaid expense and other receivables	44,377	6,801	29,196
Total current assets	1,008,355	154,537	461,525
Non-current assets
Property, plant and equipment, net	10,251	1,571	8,006
Intangible assets, net	2,030	311	1,652
Deferred tax assets	605	93	64
Long-term investments	46,084	7,063	23,395
Operating lease right-of-use assets	267,352	40,973
Goodwill	461	71
Other assets	838	128	14,163
Total non-current assets	327,621	50,210	47,280
Total assets	1,335,976	204,747	508,805
Current liabilities
Short-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 36,880 thousand and RMB 31,540 thousand as of December 31, 2019 and 2020, respectively)	31,540	4,834	36,880
Accounts payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 124,441 thousand and RMB 227,532 thousand as of December 31, 2019 and 2020, respectively)	227,532	34,871	124,441
Insurance premium payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 125,587 thousand and RMB 187,219 thousand as of December 31, 2019 and 2020, respectively)	187,219	28,693	125,587
Other payables and accrued expenses (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 37,678 thousand and RMB 39,421 thousand as of December 31, 2019 and 2020, respectively)	31,153	4,774	30,211
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 43,831 thousand and RMB 52,564 thousand as of December 31, 2019 and 2020, respectively)	63,919	9,796	43,993
Income taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 206 thousand and RMB 2,440 thousand as of December 31, 2019 and 2020, respectively)	2,440	374	206
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 12,763 thousand as of December 31, 2019 and 2020, respectively)	12,763	1,956
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil both as of December 31, 2019 and 2020, respectively)			465
Total current liabilities	556,566	85,298	361,783
Non-current liabilities
Long-term borrowings (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 53,860 thousand as of December 31, 2019 and 2020, respectively)	53,860	8,254	0
Deferred tax liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 530 thousand and RMB 605 thousand as of December 31, 2019 and 2020, respectively)	605	93	530
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil and RMB 252,106 thousand as of December 31, 2019 and 2020, respectively)	252,106	38,637
Payroll and welfare payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB nil both as of December 31, 2019 and 2020, respectively)	4,156	637
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the Company of RMB 518 thousand and RMB nil as of December 31, 2019 and 2020, respectively)			518
Total non-current liabilities	310,727	47,621	1,048
Total liabilities	867,293	132,919	362,831
Mezzanine equity
Redeemable Preferred Shares			454,627
Shareholders' (deficit)/equity
Common shares			33
Treasury stock, value	(2,063)	(316)
Additional paid-in capital	884,920	135,620	64,882
Accumulated other comprehensive income	(21,972)	(3,368)	414
Accumulated deficit	(392,274)	(60,120)	(373,982)
Total shareholders' (deficit)/equity	468,683	71,828	(308,653)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,335,976	204,747	508,805
Series A redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares			84,072
Series B redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares			261,272
Series B+ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares			81,654
Series B++ redeemable preferred shares [Member]
Mezzanine equity
Redeemable Preferred Shares			¥ 27,629
Common Class A [Member]
Shareholders' (deficit)/equity
Common shares	62	10
Common Class B [Member]
Shareholders' (deficit)/equity
Common shares	¥ 10	$ 2